PROPERTY AND EQUIPMENT - Schedule of Property and Equipment (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Computer equipment	$ 22,360	$ 22,360	$ 22,360	$ 22,360
Furniture and fixtures	11,088	11,088	11,088	11,088
Subtotal	33,448	33,448	33,448	33,448
Accumulated depreciation	(19,760)	(18,391)	(18,391)	(12,763)
Property and equipment, net	$ 13,688	$ 15,057	$ 15,057	$ 20,685